Note 26 - Reorganization Items, Net (Details) - USD ($) $ in Millions	1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Aug. 31, 2013	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Reorganization Items, Net [Line Items]
Provision for expected allowed claims	$ 27
Successor [Member]
Reorganization Items, Net [Line Items]
Professional fees		$ 19		$ 1	$ 10
Provision for expected allowed claims					(1)
Other items, net		(3)		4	4
Reorganization items, net		16		5	13
Cash payments for reorganization items		$ 85		$ 9	$ 21
Predecessor [Member]
Reorganization Items, Net [Line Items]
Professional fees			$ 114
Provision for expected allowed claims			133
Net gain on reorganization adjustments			(1,957)
Net gain on fresh start adjustments			(302)
Other items, net			(14)
Reorganization items, net			(2,026)
Cash payments for reorganization items			$ 210